Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Other Liabilities [Abstract]
Employees, salaries and related liabilities		$ 430,943	$ 462,110
Deferred Revenue	[1]	85,690	133,436
Warranty provision		12,335	12,335
Advances from customers		492,237	181,895
Accrued expenses		311,525	165,110
Other payables		35,987	11,726
Total		$ 1,368,717	$ 966,612

[1]	The following table shows the change in deferred revenue for the respective periods: